Cover	Feb. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2021
Entity File Number	001-39548
Entity Registrant Name	BENTLEY SYSTEMS, INCORPORATED
Entity Central Index Key	0001031308
Entity Tax Identification Number	95-3936623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	685 Stockton Drive
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	610
Local Phone Number	458-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $0.01 per share
Trading Symbol	BSY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false